DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Distribution of television and audio signals direct to home services	Paraguay	67.50%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (a)	Holding	Uruguay	100.00%
AVC Continente Audiovisual	Broadcasting services	Argentina	60.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%
Personal Smarthome S.A. (b)	Security solutions and services	Argentina	100.00%

(a)

Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. (See Note 3 d.4) to these consolidated financial statements).

(b)	Company started on December 30, 2020. See Note 3.d.1.e) to these consolidated financial statements.

Schedule of income statement information

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2020, 2019 and 2018.

☐  Consolidated Income Statement as of December 31, 2020

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	240,325	41,484	281,809	18,183	3,013	21,196	(1,409)	301,596
Operating costs without depreciation, amortization and impairment of fixed assets	(158,901)	(27,879)	(186,780)	(11,419)	(1,918)	(13,337)	1,409	(198,708)
Adjusted EBITDA	81,424	13,605	95,029	6,764	1,095	7,859	—	102,888
Depreciation, amortization and impairment of fixed assets	(31,807)	(45,429)	(77,236)	(4,401)	(957)	(5,358)	—	(82,594)
Operating income	49,617	(31,824)	17,793	2,363	138	2,501	—	20,294

Earnings from associates								496
Debt financial expenses								(24,698)
Other financial results, net								7,055
Income before income tax expense								3,147
Income tax expense								(8,251)
Net loss								(5,104)

Attributable to:
Controlling Company								(5,715)
Non-controlling interest								611
								(5,104)

☐  Consolidated Income Statement as of December 31, 2019

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	182,233	120,352	302,585	12,931	8,836	21,767	(1,666)	322,686
Operating costs without depreciation, amortization and impairment of fixed assets	(121,682)	(82,631)	(204,313)	(8,946)	(6,151)	(15,097)	1,666	(217,744)
Adjusted EBITDA	60,551	37,721	98,272	3,985	2,685	6,670	—	104,942
Depreciation, amortization and impairment of fixed assets	(26,024)	(52,349)	(78,373)	(2,869)	(2,197)	(5,066)	—	(83,439)
Operating income	34,527	(14,628)	19,899	1,116	488	1,604	—	21,503

Losses from associates								(255)
Debt financial expenses								(22,677)
Other financial results, net								15,426
Income before income tax expense								13,997
Income tax expense								(19,290)
Net loss								(5,293)

Attributable to:
Controlling Company								(5,985)
Non-controlling interest								692
								(5,293)

☐  Consolidated Income Statement as of December 31, 2018

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	129,836	203,168	333,004	7,894	12,524	20,418	(1,474)	351,948
Operating costs without depreciation, amortization and impairment of fixed assets	(85,942)	(135,420)	(221,362)	(5,414)	(8,590)	(14,004)	1,474	(233,892)
Adjusted EBITDA	43,894	67,748	111,642	2,480	3,934	6,414	—	118,056
Depreciation, amortization and impairment of fixed assets	(20,416)	(48,475)	(68,891)	(1,753)	(2,891)	(4,644)	—	(73,535)

Operating income	23,478	19,273	42,751	727	1,043	1,770	—	44,521

Earnings from associates								494
Debt financial expenses								(71,150)
Other financial results, net								31,786
Income before income tax expense								5,651
Income tax benefit								5,943
Net income								11,594

Attributable to:
Controlling Company								11,089
Non-controlling interest								505
								11,594

Schedule of Financial Statement Information Based on Geographical Area

	As of December 31
	2020	2019	2018
Sales revenues from customers located in Argentina	280,625	300,957	331,370
Sales revenues from foreign customers	20,971	21,729	20,578

CAPEX corresponding to the segment “Services rendered in Argentina	50,085	82,209	81,211
CAPEX corresponding to the segment “Other abroad segments”	5,647	6,947	7,726

Fixed assets corresponding to the segment “Services rendered in Argentina”	668,147	685,122	n/a
Fixed assets corresponding to the segment “Other abroad segments”	26,422	27,153	n/a

Financial Debt corresponding to the segment “Services rendered in Argentina”	194,487	201,349	n/a
Financial Debt corresponding to the segment “Other abroad segments”	5,713	5,579	n/a

Schedule of national consumer price index according to official statistics (INDEC)

The table below show the evolution of the CPI in the last three years according to official statistics (INDEC) and following the guidelines provided by Resolution No. 539/18, as well as the devaluation of the argentine peso against the dollar for the same years:

	As of December 31,	As of December 31,	As of December 31,
	2018	2019	2020

National Consumer Price Index (December 2016=100)	184.26	284.44	385.88

Variation in Prices
Annual	47.6%	53.8%	36.1%
Accumulated 3 years	147.8%	183.2%	209.2%

Banco Nación US$/$ exchange rate	37.70	59.89	84.15

Variation in the exchange rate
Annual	102.1%	58.9%	40.5%
Accumulated 3 years	189.1%	276.9%	351.2%